Derivative instruments	12 Months Ended
Dec. 31, 2025
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative instruments
Note 10
Derivative instruments
Overview
Over-the-counter (OTC) derivative contracts are usually traded under a standardized International Swaps and Derivatives
Association (ISDA) master agreement or other
recognized local industry-standard master agreements
between UBS and
its counterparties. Terms are negotiated directly with counterparties and the contracts have
industry-standard settlement
mechanisms prescribed by
ISDA or similar
industry-standard solutions. Other
OTC derivatives are
cleared through clearing
houses, in particular interest rate swaps
with London Clearing House (LCH),
where a settled-to-market method has been
generally adopted, under which cash
collateral exchanged on a daily
basis is considered to legally settle
the market value
of the derivatives. Regulators in various jurisdictions have introduced rules requiring the payment and collection of initial
and variation margins on certain OTC derivative contracts, which may have a bearing on price and other relevant terms.
Exchange-traded derivatives (ETD) are standardized in terms of their amounts and settlement dates, and are bought and
sold
on
regulated
exchanges.
Exchanges
offer
the
benefits
of
pricing
transparency,
standardized
daily
settlement
of
changes in value and, consequently, reduced credit risk.
Most
of
the
Group’s
derivative
transactions
relate
to
sales
and
market-making
activity.
Sales
activities
include
the
structuring and marketing of derivative
products to customers to enable
them to take, transfer, modify
or reduce current
or expected
risks. Market-making
aims to
directly support
the facilitation
and execution
of client
activity, and
involves
quoting
bid
and
offer
prices
to
other
market
participants
with
the
aim
of
generating
revenues based
on
spread and
volume. The Group also uses various derivative instruments for hedging purposes.
›
Refer to Notes 15 and 20 for more information about derivative instruments
›
Refer to Note 24 for more information about derivatives designated in hedge accounting relationships
Risks of derivative instruments
The
derivative
financial
assets
shown
on
the
balance
sheet
can
be
an
important
component
of
the
Group’s
credit
exposure; however, the positive replacement values
related to a respective counterparty
are rarely an adequate reflection
of the
Group’s credit
exposure in
its derivatives
business with that
counterparty. This is
generally the
case because,
on
the one hand, replacement values
can increase over time (potential
future exposure), while, on the
other hand, exposure
may be mitigated
by entering into
master netting agreements
and bilateral collateral arrangements.
Both the exposure
measures used internally
by the Group
to control credit
risk and the
capital requirements imposed
by regulators reflect
these additional factors.
›
Refer to Note 21 for more information about derivative financial assets and liabilities after consideration of netting potential
permitted under enforceable netting arrangements
›
Refer to the “Risk management and control” section of this report for more information about the risks arising from derivative
instruments
Derivative instruments
31.12.25 31.12.24
USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts
1
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts

Interest rate 34.8 30.9 25,425.9 41.4 36.6 20,487.3
of which: forwards (OTC)

0.1 0.0 1,426.2 0.1 0.0 944.4
of which: swaps (OTC) 22.9 17.7 20,721.6 26.5 20.3 16,328.3
of which: options (OTC) 11.8 13.1 2,080.8 14.7 16.1 2,189.1
of which: futures (ETD) 938.0 827.5
Foreign exchange 48.7 49.9 8,150.6 100.9 94.6 7,476.1
of which: forwards (OTC) 18.7 18.2 3,143.7 36.9 32.3 2,267.7 of which: swaps (OTC) 23.8 25.3 3,988.1 55.2 53.5 4,052.4
of which: options (OTC) 6.2 6.3 1,004.0 8.6 8.7 1,145.2
Equity / index 50.8 62.6 1,789.0 36.9 42.7 1,458.1
of which: swaps (OTC) 6.1 12.5 469.3 5.9 8.2 352.8
of which: options (OTC) 7.6 12.9 405.4 4.4 8.3 226.1
of which: futures (ETD) 90.9 84.6
of which: options (ETD) 16.7 16.4 800.8 13.4 13.5 793.4
Credit derivatives 3.9 4.4 162.9 3.1 3.7 143.8
Commodities 9.2 8.0 250.0 2.6 2.2 172.5
Other

0.4 0.5 95.5 0.6 0.8 86.9
Total derivative instruments,
based on netting under IFRS Accounting Standards

147.8 156.2 35,873.7 185.6 180.6 29,824.8
1 In cases where derivative financial instruments are
presented on a net basis on the balance sheet, the
respective notional amounts of the netted derivative
financial instruments are still presented on a gross basis.
Includes notional amounts related to derivatives that are cleared through either a central counterparty or an exchange and settled on a daily basis.
The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any of the periods presented. Notional amounts of client-cleared ETD
and OTC transactions
through central clearing
counterparties are not disclosed,
as they have a
significantly different risk profile.
2 Includes certain forward
starting repurchase and
reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments.
3 Includes mainly derivative loan commitments measured at FVTPL, as well as
unsettled purchases and
sales of non-derivative
financial instruments for
which the changes
in the fair
value between trade
date and settlement
date are recognized
as derivative financial
instruments.
4 Derivative financial assets and
liabilities are presented net on
the balance sheet if UBS
has the unconditional and legally
enforceable right to offset the
recognized amounts, both in
the normal course of business
and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 21 for more information about netting arrangements.
On
a
notional
amount
basis,
approximately

%
of
OTC
interest
rate
contracts
held
as
of
31 December
2025
(31 December 2024: 55
%) mature within one
year,
34% (31 December 2024: 27
%) within one to five
years and
22%
(31 December 2024: 18
%) after five years.
Notional amounts of interest rate contracts cleared through either a central counterparty or an exchange that are legally
settled or
economically net
settled on
a daily
basis are
presented under
Notional amounts
in the
table above
and are
categorized into
maturity buckets
on the
basis of
contractual maturities
of the
cleared underlying derivative
contracts.
Notional amounts related to interest
rate contracts increased by USD
4.9
trn compared with 31 December 2024,
mainly
reflecting higher business volumes in the Investment Bank.